Benefit Plans - PBO (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other changes in plan assets and projected benefit obligation recognized in other comprehensive income or loss:
Total recognized in other comprehensive income or loss	$ 9	$ 50	$ (18)
Pension Plan
Benefit Plans
Accumulated benefit obligation	388	409
PBO Exceeds Fair Value of Plan Assets
Projected benefit obligation	388	409
Accumulated benefit obligation	388	409
Fair value of plan assets	333	359
Components of net periodic benefit cost:
Defined Benefit Plan, Service Cost		0	0
Interest cost	15	15	14
Expected return on assets	(19)	(16)	(15)
Curtailment gain		0	0
Settlement loss (gain)		0	0
Net periodic benefit cost	(4)	(1)	(1)
Other changes in plan assets and projected benefit obligation recognized in other comprehensive income or loss:
Net actuarial loss (gain)	9	46	(13)
Net settlement gain (loss)		0	0
Total recognized in other comprehensive income or loss	9	46	(13)
Total recognized in net periodic benefit cost and other comprehensive income or loss	5	45	(14)
Amounts that will be amortized from accumulated other comprehensive income or loss into net periodic benefit cost over the next fiscal year
Estimated net loss	1
Estimated prior service credit	0
Other Postretirement Benefit Plan
Components of net periodic benefit cost:
Defined Benefit Plan, Service Cost		0	1
Interest cost		0	0
Curtailment gain		(2)	0
Settlement loss (gain)		(4)
Net periodic benefit cost		(6)	1
Other changes in plan assets and projected benefit obligation recognized in other comprehensive income or loss:
Net actuarial loss (gain)		0	(5)
Net settlement gain (loss)		4
Total recognized in other comprehensive income or loss		4	(5)
Total recognized in net periodic benefit cost and other comprehensive income or loss		$ (2)	$ (4)
Amounts that will be amortized from accumulated other comprehensive income or loss into net periodic benefit cost over the next fiscal year
Estimated net loss and prior service credit	$ 0